[MARSHALL FUNDS LOGO]

Class Y Shares

Supplement to Prospectus dated December 31, 1998
------------------------------------------------------------------------------

1. Effective January 25, 1999, the GOVERNMENT INCOME FUND is managed by Joseph
M. Cullen. Mr. Cullen joined the Adviser in January 1999 and has managed the Fund since that time. He was formerly a portfolio manager at Lincoln Investment Management, Inc. from 1997 to 1998, and was a portfolio analyst from 1991 to 1994. From 1994 to 1997 he was a fixed income portfolio manager at The Boston Company Asset Management, Inc. Mr. Cullen, who is a Chartered Financial Analyst, received B.A. in Economics with a Minor in Mathematics from Ripon College, and a M.B.A. in Finance from Carnegie Mellon University.

2. The Bar Charts and Average Annual Total Return tables below, update the charts and tables on pages 3 through 8 in the Prospectus by including the performance results of each Fund through December 31, 1998:


Marshall Equity Income Fund

Annual Total Return (calendar years 1994-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (4Q98)         11.67%
Worst quarter           (3Q98)         (7.75%)

Average Annual Total Return through 12/31/98*

                     Since 9/30/93
                       inception           1 Year            5 Year
Fund                    16.93%             10.48%            17.65%
S&P500                  23.32%             28.58%            24.06%
LEIFI                   16.03%             11.78%            16.62%
---------------------------------------------------------------------



Marshall Large-Cap Growth & Income Fund

Annual Total Return (calendar years 1993-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (4Q98)          22.67%
Worst quarter           (3Q98)         (10.08%)

Average Annual Total Return through 12/31/98*

                     Since 11/20/92
                       inception           1 Year            5 Year
Fund                    15.43%             26.18%            18.04%
S&P500                  21.65%             28.58%            24.06%
LGIFI                   17.33%             13.58%            17.83%
---------------------------------------------------------------------

*The table shows each Fund's average annual total returns compared to a broad-based market index over a period of time. In addition, the performance of Equity Income Fund is compared to the Lipper Equity Income Funds Index (LEIFI), and the performance of Large-Cap Growth & Income Fund is compared to the Lipper Growth &Income Funds Index (LGIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.



Marshall Mid-Cap Value Fund

Annual Total Return (calendar years 1994-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (4Q98)          12.36%
Worst quarter           (3Q98)         (13.20%)

Average Annual Total Return through 12/31/98*

                     Since 9/30/93
                       inception           1 Year            5 Year
Fund                    13.37%              5.15%            13.59%
SPMC                    18.45%             19.09%            18.84%
LMCFI                   14.89%             13.92%            15.20%
---------------------------------------------------------------------




Marshall Mid-Cap Growth Fund

Annual Total Return (calendar years 1994-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (4Q98)          30.61%
Worst quarter           (3Q98)         (22.90%)

Average Annual Total Return through 12/31/98*

                     Since 9/30/93
                       inception           1 Year            5 Year
Fund                    16.17%             15.72%            16.67%
SPMC                    18.45%             19.09%            18.84%
LMCFI                   14.89%             13.92%            15.20%
---------------------------------------------------------------------



Marshall Small-Cap Growth Fund/1/

Annual Total Return (calendar years 1996-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (4Q98)           30.28%
Worst quarter           (3Q98)          (27.56%)

Average Annual Total Return through 12/31/98**

                                 Since 11/1/95
                                   inception               1 Year
Fund                                29.65%                 3.41%
Russell 2000                        11.65%                (2.78%)
LSCFI                               10.30%                (0.85%)
---------------------------------------------------------------------



Marshall International Stock Fund

Annual Total Return (calendar years 1995-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (4Q98)          16.30%
Worst quarter           (3Q98)         (19.06%)

Average Annual Total Return through 12/31/98***

                                 Since 9/1/94
                                  inception              1 Year
Fund                                8.65%                3.26%
EAFE Index                           6.09%               18.23%
LIFI                                8.41%               12.66%
---------------------------------------------------------------------

*The table shows the Mid-Cap Value Fund and Mid-Cap Growth Fund's average annual total returns over a period of time. In addition, the performance of the Funds are compared to the Lipper Mid-Cap Funds Index (LMCFI), which is an index of funds with similar investment objectives.

**The table shows Small-Cap Growth Fund's average annual total returns over a period of time relative to the Russell 2000, a broad-based market index and the Lipper Small Cap Funds Index (LSCFI), which are indices of funds with similar investment objectives.

     ***The table shows the Fund's average annual total returns over a period of time. In addition, the performance of International Stock Fund relative to the Morgan Stanley Capital Europe, Australia, Far East Index (EAFE Index), and the Lipper International Funds Index (LIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.

/1/ The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception (11/1/95) is 29.65% through 12/31/98. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, as adjusted to reflect the SMALL-CAP GROWTH FUND'S expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.




Marshall Short-Term Income Fund

Annual Total Return (calendar years 1993-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (2Q95)         2.48%
Worst quarter           (1Q94)         0.17%

Average Annual Total Return through 12/31/98/1/

                     Since 11/1/92
                       inception           1 Year            5 Year
Fund                    5.05%             4.91%              5.39%
LSTIBI                  5.43%             5.73%              5.43%
DMFA                    4.45%             5.04%              4.86%
---------------------------------------------------------------------




Marshall Intermediate Bond Fund

Annual Total Return (calendar years 1993-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (2Q95)          4.68%
Worst quarter           (1Q96)         (2.03%)

Average Annual Total Return through 12/31/98/2/

                     Since 11/23/92
                       inception           1 Year            5 Year
Fund                    5.78%            6.33%               5.49%
LGCI                    7.10%            8.44%               6.66%
LSIBF                   6.23%            6.99%               5.96%
---------------------------------------------------------------------




Marshall Intermediate Tax-Free Fund

Annual Total Return (calendar years 1995-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (1Q95)          4.31%
Worst quarter           (1Q96)         (0.63%)

Average Annual Total Return through 12/31/98/3/

                               Since 2/2/94
                                 inception                   1 Year
Fund                              5.04%                       5.65%
LB7GOBI                           5.69%                       6.36%
LIMI                              5.00%                       5.59%
---------------------------------------------------------------------




Marshall Government Income Fund

Annual Total Return (calendar years 1993-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (2Q95)          4.92%
Worst quarter           (1Q94)         (2.13%)

Average Annual Total Return through 12/31/98/4/

                     Since 12/13/92
                       inception           1 Year            5 Year
Fund                    6.24%              6.51%             6.24%
LMI                     7.29%              6.95%             7.23%
LUSMI                   6.17%              6.13%             5.70%
---------------------------------------------------------------------

/1/ The table shows the Short-Term Income Fund's average annual total returns over a period of time relative to the Lipper S-T Investment Grade Bond Index (LSTIBI), a broad-based market index, and IBC/Donoghue's Taxable Money Fund Average (DMFA), an average of money funds.

/2/ The table shows the Intermediate Bond Fund's total returns averaged over a period of time relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI), a broad-based market index and the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), an average of funds with similar investment objectives.

/3/ The table shows the Intermediate Tax-Free Fund's average annual total returns over a period of years relative to the Lehman Brothers 7-Year G.O. Bond Index (LB7GOBI), a broad-based market index and the Lipper Intermediate Municipal Funds Index (LIMI), an average of funds with similar investment objectives.

/4/ The table shows the Government Income Fund's average annual total returns over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an average of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.



Marshall Money Market Fund

Annual Total Return (calendar years 1993-1998)

[Annual Total Return Graphic]

Total Return

Best quarter            (2Q95)           1.45%
Worst quarter           (2Q93)           0.72%

                                                      7-Day Net Yield
7-Day Net Yield (as of 12/31/98)*                          5.03%

Average Annual Total Return through 12/31/98**

                     Since 11/23/92
                       inception           1 Year            5 Year
Fund                    4.80%              5.42%             5.19%
DMFA                    4.48%              5.04%             4.86%
---------------------------------------------------------------------

*Investors may call the Fund to acquire the current 7-Day Net Yield at 1-800-236-FUND(3863).

**The table shows the Fund's average total returns over a period of years relative to the IBC/Donoghue's Money Fund Average (DMFA), an average of money funds.

January 31, 1999



Marshall Funds Investor Services
1000 North Water Street
P.O. Box 1348
Milwaukee, WI 53201-1348
412-287-8555 or 800-236-FUND (3863)
http://www.marshallfunds.com

G01010-15 (1/99)

Federated Securities Corp., Distributor

Sec File No. 811-7047  SRI 505178


                                   APPENDIX A

     1. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Equity Income Fund (Fund) as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1998, are -1.63%, 34.22%, 21.18%, 27.53% and 10.48%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 4Q98, was 11.67%. Its lowest quarterly return for the quarter ended 3Q98, was (7.75%).

     Average Annual Total Return for the Fund compared to Standard & Poor's 500 Index (S&P 500) and Lipper Equity Income Funds Index
(LEIFI) through December 31, 1998.

Calendar Period            Fund             S&P 500  LEIFI
---------------            ----             -------  -----
Life of the Fund*               16.93%               23.25%            16.03%
1 Year                     10.48%           28.15%            11.78%
5 year                     17.65%           23.98%            16.62%

* Since inception date of September 30, 1993.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P 500, a broad-based market index and LEIFI, an average of funds with similar investment objectives . While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     2. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Large-Cap Growth & Income Fund
(Fund) as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1998, are 3.35%, -5.79%, 33.20%, 14.66%, 26.24% and 26.18%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 4Q98, was 22.67%. Its lowest quarterly return for the quarter ended 3Q98, was (10.08%).

     Average Annual Total Return for the Fund compared to Standard & Poor's 500 Index (S&P 500) and Lipper Growth & Income Funds Index (LGIFI) through December 31, 1998.

Calendar Period            Fund             S&P 500  LGIFI
---------------            ----             -------  -----
Life of the Fund*                15.43%              23.25%            17.33%
5 Year                                 18.04%                 23.98%   17.83%
1 Year                     26.18%           28.15%            13.58%

* Since inception date of November 20, 1992.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P 500, a broad-based market index and LGIFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     3. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Mid-Cap Value Fund (Fund) as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1998, are 2.08%, 25.39%, 13.91%, 23.38%
and 5.15%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 4Q98, was 12.36%. Its lowest quarterly return for the quarter ended 3Q98, was (13.20%).

     Average Annual Total Return for the Fund compared to Standard & Poor's Mid-Cap 400 Index (SPMC) and Lipper Mid-Cap Funds Index (LMCFI) through December 31, 1998.

Calendar Period            Fund             SPMC              LMCFI
---------------            ----             ---------         -----
Life of the Fund*                13.37%              18.38%            14.89%
1 Year                     5.15%            18.72%            13.92%
5 Year                     13.59%           18.76%            15.20%

* Since inception date of September 30, 1993.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to SPMC, a broad-based market index and LMCFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     4. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Mid-Cap Growth Fund (Fund) as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1998, are -5.64%, 33.74%, 20.61%, 22.73% and 15.72%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 4Q98 was 30.61%. Its lowest quarterly return for the quarter ended 3Q98, was (22.90%).

     Average Annual Total Return for the Fund compared to Standard & Poor's Mid-Cap 400 Index (SPMC) and Lipper Mid-Cap Funds Index (LMCFI) through December 31, 1998.

Calendar Period            Fund             SPMC              LMCFI
---------------            ----             ---------         -----
Life of the Fund*               16.17%               18.38%            14.89%
1 Year                     15.72%           18.72%            13.92%
5 Year                     16.67%           18.76%            15.20%

* Since inception date of September 30, 1993.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to SPMC, a broad-based market index and LMCFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     5. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Small-Cap Growth Fund (Fund) as of the calendar year-end for each of three years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 10.00% up to 60.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1996 through 1998, are 50.39%, 23.18% and 3.41%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 4Q98 was 30.28%. Its lowest quarterly return for the quarter ended 3Q98 was (27.56%).

     Average Annual Total Return for the Fund compared to Russell 2000 Index (Russell 2000) and Lipper Small Cap Funds Index (LSCFI) through December 31, 1998.

Calendar Period            Fund             Russell 2000      LSCFI
---------------            ----             ------------      -----
Life of the Fund*               14.53%               11.65%            10.30%
1 Year                     3.41%            (2.78%)           (0.85%)

* Since inception date of November 1, 1995.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to Russell 2000, a broad-based market index and LSCFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     6. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall International Stock Fund
(Fund) as of the calendar year-end for each of four years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 20.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1995 through 1998, are 11.55%, 19.65%, 10.86% and 3.26%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 4Q98, was 16.30%. Its lowest quarterly return for the quarter ended 3Q98 was (19.06%).

     Average Annual Total Return for the Fund compared to Morgan Stanley Capital Europe, Australia, Far East Index (EAFE Index) and Lipper International Funds Index (LIFI) through December 31, 1998.

Calendar Period            Fund             EAFE Index        LIFI
---------------            ----             ----------        ----
Life of the Fund*                8.65%               6.09%             8.41%
1 Year                     3.26%            18.23%            12.66%

* Since inception date of September 1, 1994.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to EAFE Index, a broad-based market index and LIFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     7. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Short-Term Income Fund (Fund) as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1998, are 3.70%, 1.83%, 8.97%, 4.97%,
6.40% and 4.91%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q95, was 2.48%. Its lowest quarterly return for the quarter ended 2Q94 was 0.17%.

     Average Annual Total Return for the Fund compared to Lipper S-T Investment Grade Bond Index (LSTIBI) and IBC/Donoghue's Taxable Money Fund Average (DMFA) through December 31, 1998.

Calendar Period            Fund             LSTIBI            DMFA
---------------            ----             ---------         ----
Life of the Fund*                5.05%               5.43%             4.45%
5 Year                     5.39%            5.43%             4.86%
1 Year                     4.91%            5.73%             5.04%

* Since inception date of November 1, 1992.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LSTIBI, a broad-based market index and DMFA, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     8. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Intermediate Bond Fund (Fund) as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1998, are 6.88%, -3.06%, 15.46%, 2.41%,
7.18% and 6.33%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q95 was 4.68%. Its lowest quarterly return for the quarter ended 1Q96 was (2.03%).

     Average Annual Total Return for the Fund compared to Lehman Brothers Government/Corporate Intermediate Index (LGCI) and Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) through December 31, 1998.

Calendar Period            Fund             LGCI              LSIBF
---------------            ----             ---------         -----
Life of the Fund*                  5.78%             7.10%             6.23%
5 Year                     5.49%            6.66%             5.96%
1 Year                     6.33%            8.44%             6.99%

* Since inception date of November 23, 1992.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LGCI, a broad-based market index and LSIBF, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

9.   The  graphic   presentation   displayed   here  consists  of  a  bar  chart
     representing  the annual total returns of Marshall  Government  Income Fund
     (Fund) as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1998, are 5.99%, -2.74%, 16.97%, 3.04%,
8.43% and 6.51%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q95 was 4.92%. Its lowest quarterly return for the quarter ended 1Q94 was (2.13%).

     Average Annual Total Return for the Fund compared to Lehman Brothers Mortgage-Backed Securities Index (LMI) and Lipper U.S. Mortgage Funds Index (LUSMI) through December 31, 1998.

Calendar Period            Fund             LMI               LUSMI
---------------            ----             ---               -----
Life of the Fund*                  6.24%             7.29%             6.17%
5 Year                     6.24%            7.23%             5.70%
1 Year                     6.51%            6.95%             6.13%

* Since inception date of December 13, 1992.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LMI, a broad-based market index and LUSMI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     10. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Intermediate Tax-Free Fund
(Fund) as of the calendar year-end for each of four years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1995 through 1998, are 11.54%, 3.84%, 6.79% and 5.65%.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 1Q95 was 4.31%. Its lowest quarterly return for the quarter ended 1Q96 was (0.63%).

     Average Annual Total Return for the Fund compared to Lehman Brothers 7-Year G.O. Bond Index (LB7GOBI) and Lipper Intermediate
Municipal Funds Index (LIMI) through December 31, 1998.

Calendar Period            Fund             LB7GOBI  LIMI
---------------            ----             -------  ----
Life of the Fund*                5.04%               5.69%             5.00%
1 Year                     5.65%            6.36%             5.59%

* Since inception date of February 2, 1994.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LB7GOBI, a broad-based market index and LIMI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     11. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of the Marshall Money Market Fund (Fund) as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Class Y Shares of the Fund which appear directly above each respective bar, for the calendar years 1993 through 1998, are 2.99%, 4.06%, 5.78%, 5.27%, 5.44% and 5.42%. The calculated total return percentage for Class A Shares of the Fund which appear directly above each respective bar, for the calendar years 1993 through 1998, are 2.68%, 3.75%, 5.47%, 4.95%, 5.13% and
5.11%.

     The total returns displayed for Class A Shares of the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Class Y Shares highest quarterly return for the quarter ended 2Q95 was 1.45%, and its lowest quarterly return for the quarter ended 2Q93 was 0.72%. Within the period shown in the Chart, the Class A Shares highest quarterly return for the quarter ended 2Q95 was 1.38%, and its lowest quarterly return for the quarter ended 2Q93 was 0.64%.

     The Fund's 7-day net yield for Class A Shares was 4.73% and 5.03% for Class Y Shares.

     Average Annual Total Return for the Fund compared to IBC/Donaghue's Money Fund Average (DMFA) through December 31, 1998.

Calendar Period            Class Y Shares*  Class A Shares**           DMFA
---------------            ---------------  ------------------         ----
Life of the Fund                    4.80%            4.50%             4.48%
5 Year                     5.19%            4.88%                      4.86%
1 Year                     5.42%            5.11%                      5.04%

*Since inception date of November 23, 1992.
**Since inception date of December 17, 1992.

     The bar chart shows the variability of the Fund's Class Y Shares and Class A Shares actual total return on a yearly basis. The table shows the Fund's Class Y Shares and Class A Shares total returns averaged over a period of years relative to DMFA, , an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.